Provision For Income Taxes And Deferred Income Taxes	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Provision For Income Taxes And Deferred Income Taxes
NOTE	24. PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES

The Company accounts for income taxes in accordance with IAS 12
 Income Taxes
, under which deferred tax assets and liabilities are recognized based upon anticipated future tax consequences attributable to differences between financial statement carrying values of assets and liabilities and the respective tax bases.
As the Company operates in the legal cannabis industry, the Company is subject to the limits of Internal Revenue Code (“IRC”) Section 280E for US federal income tax purposes as well as state income tax purposes for all states except for California. Under IRC Section 280E, the Company is only allowed to deduct expenses directly related to sales of product. This results in permanent differences between ordinary and necessary business expenses deemed non-allowable
under IRC Section 280E. However, the State of California does not conform to IRC Section 280E and, accordingly, the Company deducts all operating expenses on its California Franchise Tax Returns.
The Company is treated as a United States corporation for US federal income tax purposes under IRC Section 7874 and is subject to US federal income tax on its worldwide income. However, for Canadian tax purposes, the Company, regardless of any application of IRC Section 7874, is treated as a Canadian resident company (as defined in the Income Tax Act (Canada) (the “ITA”) for Canadian income tax purposes. As a result, the Corporation is subject to taxation both in Canada and the United States.
As of December 31, 2020, the Company has $nil million of
non-capital
Canadian losses, $78.7 million of state net operating losses which expire in 2038-2040, and $31.0 million of US federal net operating losses which have an indefinite carryforward period. When calculating these amounts, the Company reduced the gross loss carryforwards by valuations allowances. The Company determined a valuation allowance was applicable to $55.6 million of non-Capital
Canadian losses, $25.9 million of state net operating losses, and $7.6 million of US federal net operating losses. Many of these NOL carryforwards currently subject to the valuation allowance will expire if they are not used within certain periods. Management has determined that it is more likely than not that the benefit from these NOL carryforwards will not be realized.
As of December 31, 2019, the Company had $1.7 million of
non-capital
Canadian losses which expire in 2038-2039, $12.3 million of California net operating losses which expire in 2038-2039, and $0.9 million of US federal net operating losses which have an indefinite carryforward period.
The Company determined that the tax impact of certain arrangements between its management companies and operating companies is not probable of being sustained under IFRIC 23 due to the evolving interpretations of IRC Section 280E. As a result, the Company recorded a reserve for an uncertain tax position of $15.5 million and $7.5 million as of December 31, 2020 and 2019, respectively. Of this amount, $0.6 million relates to penalties and $0.5 million relates to interest as of December 31, 2020, and $0.5 million relates to penalties and $0.2 million relates to interest as of December 31, 2019.
The amounts above may differ from the amounts recorded in Deferred tax asset and Deferred tax liability in the Consolidated Statements of Financial Position due to netting for tax filing groups for which the company has the legal right and intention to settle on a net basis as allowable under IAS 12.71.

Provision for income taxes consists of the following for the years ended December 31, 2020 and 2019:

($ in thousands)	2020	2019
Current
Federal	$35,784	$10,455
State	12,383	2,830

Total current	$48,167	$13,285

Deferred
Federal	$(2,566)	$1,124
State	(1,881)	52

Total deferred	$(4,447)	$1,176

Total	$43,720	$14,461

As of December 31, 2020 and 2019, the components of deferred tax assets and liabilities were as follows:

($ in thousands)	2020	2019
Deferred tax assets
Share-based compensation	$2,080	$1,177
Net operating losses	12,440	1,285
Lease liabilities	20,146	13,202
Inventory	—	188
Other	817	425

Total deferred tax assets	$35,483	$16,277

Deferred tax liabilities
Biological assets	$(7,396)	$(4,213)
ROU assets	(8,699)	(6,488)
Inventory	(8,026)	—
Property, plant and equipment	(8,407)	(7,923)
Intangible assets	(48,517)	(18,877)
Other	(137)	(227)

Total deferred tax liabilities	$(81,182)	$(37,728)

Net deferred tax liabilities	$(45,699)	$(21,451)

The amounts above may differ from the amounts recorded in Deferred tax asset and Deferred tax liability in the Consolidated Statements of Financial Position due to netting for tax filing groups for which the company has the legal right and intention to settle on a net basis as allowable under IAS 12.71.
The reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

($ in thousands)	2020	2019
Expected income tax (recovery) expense at statutory tax rate	$4,833	$(10,783)
Tax rate differences	76	(5,383)
Pass through and non-controlling entities	(13,559)	186
State tax expense, net	11,148	1,726
Permanently non-deductible items	29,635	16,382
Uncertain tax treatment	7,598	4,875
Share-based compensation	3,349	3,869
Change in tax status	—	3,102
Return-to-provision and other prior period adjustments	(4,301)	—
Net changes in deferred tax assets not recognized	5,586	608
Other	(645)	(121)

Income tax expense	$43,720	$14,461

Effective tax rate	206.8%	(28.4%)
Movement in net deferred tax liabilities:

($ in thousands)	2020	2019
Balance at the beginning of the year	$(21,451)	$(4,459)
Recognized in profit/loss	4,447	(1,176)
Recognized in goodwill	(30,199)	(16,108)
Recognized in equity	1,504	292

Balance at the end of the year	$(45,699)	$(21,451)

For the year ended December 31, 2020, the Company recognized in equity a deferred tax asset of $1.5 million comprised of $0.3 million related to the previous adoption IFRS 16 and a deferred tax asset of $0.2 million related to share-based compensation reserve and other transactions with shareholders. In 2020, the Company recorded a deferred tax asset of $1.0 million related to the step-up
in basis from shareholder redemptions under the tax receivable agreement for Cresco Labs, LLC.
The Company also recognized in equity other activity in addition to the deferred tax asset. This includes the tax receivable agreement liability of $0.8 million related to estimated payables to certain shareholders, and $0.1 million related to permanent adjustments to the share based compensation reserve.
For the year ended December 31, 2019, the Company recognized in equity a deferred tax asset of $0.3 million comprised of $0.4 million related to the adoption of IFRS 16 partially offset by $0.1 million related to share-based compensation reserve and other transactions with shareholders.

Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

($ in thousands)	2020	2019
Unrecognized deductible temporary differences:
Canadian non-capital losses carried forward	$55,552	$1,677
Canadian capital losses carried forward	—	809
U.S. non-capital losses carried forward	7,637	—
California non-capital losses carried forward	25,864	—
U.S. and California amortization of intangible assets	1,763	—
Capital raise expenses	10,375	2,332
Other	6,548	63

Total	$107,739	$4,881

The loss carryforwards will expire if they are not used within certain periods. Management has determined that it is more likely than not that the benefit from these deferred tax assets will not be realized as there may not be sufficient earnings.